Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Health Care Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Health Care Fund - Class A
Bar Chart Table:
Annual Return 2013	55.70%
Annual Return 2014	32.23%
Annual Return 2015	5.95%
Annual Return 2016	(10.33%)
Annual Return 2017	24.09%
Annual Return 2018	7.34%
Annual Return 2019	27.89%
Annual Return 2020	21.08%
Annual Return 2021	11.19%
Annual Return 2022	(13.07%)